Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 287,000,000
Net operating loss carry-forwards with have no expiration date	201,000,000
Net Operating loss carry-forwards, expiration date	2030
Tax credit carry-forwards	20,000,000
Tax credit carry-forwards, expiration date	2022
Investment tax credit carry-forwards	3,000,000
Investment tax credit carry-forwards, expiration date	2021
Valuation allowances	115,500,000	44,800,000	41,700,000		30,100,000
Income tax holidays, tax savings		12,000,000	10,000,000
Income tax holidays income tax benefit per share		$ 0.13	$ 0.11
Effective income tax rate	33.20%	27.40%	24.30%
Release of tax reserves as a result of the conclusion of the tax audits and other proceedings				24,000,000
Unrecognized tax benefits related to prior years		15,600,000
Unrecognized accrued interest and penalties	2,100,000	2,200,000
Increase to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	7,700,000
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	23,300,000
Unrecognized tax benefits payable, current	4,000,000
Unrecognized tax benefits payable, non-current	19,300,000
Undistributed earnings of non-U.S. operations	4,300,000,000
Valuation allowance related to the inefficiencies in Europe and capacity alignment due to depressed volumes in the region
Income Taxes [Line Items]
Valuation allowances	$ 39,000,000
Minimum
Income Taxes [Line Items]
Effective income tax rate	25.00%
Maximum
Income Taxes [Line Items]
Effective income tax rate	30.00%